Tax (Tables)	6 Months Ended
Jun. 30, 2026
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2026	2025
	£m	£m
Profit before tax	4,318	3,585

Expected tax charge	(1,080)	(896)
Losses and temporary differences in period where no deferred tax assets recognised	(3)	(4)
Foreign profits taxed at other rates	4	21
Items not allowed for tax:
- losses on disposals and write-downs	(6)	5
- UK bank levy	(17)	(17)
- regulatory and legal actions	(3)	(16)
- other disallowable items	(24)	(14)
Non-taxable items:
- FX recycling on Ulydien capital reduction	22	—
- RPI-related uplift on index-linked gilts	17	9
- other non-taxable items	5	15
Taxable foreign exchange movements	1	(3)
Unrecognised losses bought forward and utilised	23	18
Net increase in the carrying value of deferred tax assets in respect of UK losses	—	26
Banking surcharge	(110)	(95)
Tax on paid-in equity dividends	37	40
Adjustments in respect of prior years	(4)	1
Actual tax charge	(1,138)	(910)